Stock-Based Compensation (Details Narrative) $ / shares in Units, $ in Millions										3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2025	Aug. 01, 2025	Jul. 15, 2024	Jul. 10, 2024	Jul. 10, 2024	Sep. 12, 2023 shares	Aug. 28, 2023	Jan. 18, 2023 $ / shares shares	May 31, 2022 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 09, 2025 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved										1,574,920		1,574,920		1,029,807	240,487
Reverse stock split			1-for-10	1-for-10 reverse stock split	1-for-10 reverse stock split
Noncash compensation charge in connection with repricing | $										$ 16,000.0	$ 18,000.0	$ 33,000.0	$ 39,000.0	$ 0.1	$ 0.2
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $										$ 1.6		$ 1.6		$ 2.7
Weighted average life term												1 year 6 months		9 months 18 days
Weighted average grant date fair value per share | $ / shares										$ 4.23	$ 17.64	$ 4.25	$ 21.84	$ 17.28	$ 514.80
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Description of term and exercise price of options												The exercise price of stock options shall be equal to or greater than the fair market value of common stock on the date the option is granted. In the case of an optionee who, at the time of grant, owns more than 10% of the combined voting power of all classes of stock, the exercise price of any incentive stock option must be at least 110% of the fair market value of the common stock on the grant date, and the term of the option may be no longer than five years. The aggregate fair market value of common stock (determined as of the grant date of the option) with respect to which incentive stock options become exercisable for the first time by an optionee in any calendar year may not exceed $0.1 million, otherwise it will be classified as a Non-Qualified Stock Option.
Descriptiion of options vesting												options vest over four years and will be exercisable only while the optionee remains an employee, director or consultant, or during the three months thereafter, but in the case of the termination of an employee, director, or consultant’s services due to death or disability, the period for exercising a vested option shall be extended to the earlier of twelve months after termination or the expiration date of the option.
Options granted approved for repricing								200,000
Exercise price | $ / shares								$ 1,112.40
Exercise price | $ / shares								$ 853.20
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reverse stock split	1-for-12 Reverse Stock Split	1-for-12 reverse stock split
2023 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted approved for repricing												61,000		19,000
Exercise price | $ / shares										$ 118.80		$ 118.80		$ 220.92	$ 309.60
2023 Plan [Member] | Subsequent Event [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved																32,815
2023 Plan [Member] | Subsequent Event [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved																282,815
2023 Plan [Member] | Administrator [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved						32,815			32,815
Conversion ratio						0.042
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued of common stock at discount rate							15.00%
2019 Plan [Member] | Administrator [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved									166,667
Stock Issued During Period, Shares, Restricted Stock Award, Gross									212,500